Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 6,827,871	$ 5,974,744	$ 5,511,549
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,520,338	1,417,742	1,489,685
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,132,701	1,263,771	1,405,473
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,987,974	1,167,228	1,071,945
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,820,912	1,776,412	1,243,550
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	150,013	120,700	119,860
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 215,933	$ 228,891	$ 181,036